Debt (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Schedule of long-term debt
Long-term debt consisted of the following as of the dates indicated:

	March 31,	December 31,
	2014	2013

	(in thousands)
Revolving credit facility	$137,000	$10,000
7.625 % Senior Notes due 2021	450,000	450,000
Total long-term debt	$587,000	$460,000

Long-term debt consisted of the following as of the dates indicated:

	June 30,	December 31,
	2014	2013

	(in thousands)
Revolving credit facility	$46,000	$10,000
7.625 % Senior Notes due 2021	450,000	450,000
Total long-term debt	$496,000	$460,000

Long-term debt consisted of the following:

	December 31,
	2013	2012
Revolving credit facility	$10,000	$—
7.625 % Senior Notes due 2021	450,000	—
Note Payable	—	338
Total long-term debt	460,000	338
Less current portion of long-term debt	—	(145)
Long-term debt, net of current portion	$460,000	$193

Financial Covenants

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0
EBITDAX will be annualized beginning with the quarter ended September 30, 2013 and ending with the quarter ending March 31, 2014.

Schedule of interest expense
The following amounts have been incurred and charged to interest expense for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Cash payments for interest	$404	$3,017	$2,265
Amortization of debt issuance costs	1,018	494	250
Accrued interest related to the Senior Notes	9,913	—	—
Change in accrued interest and other	675	99	13
Interest charges incurred	12,010	3,610	2,528
Less capitalized interest	(3,951)	—	—
Total interest expense	$8,059	$3,610	$2,528

Viper Energy Partners LP [Member]
Line of Credit Facility [Line Items]
Financial Covenants

Financial Covenant	Required Ratio
Ratio of total debt to EBITDAX	Not greater than 4.0 to 1.0
Ratio of current assets to liabilities, as defined in the credit agreement	Not less than 1.0 to 1.0
EBITDAX will be annualized beginning with the quarter ending September 30, 2014 and ending with the quarter ended March 31, 2015